Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table summarizes revenue from contracts with customers by principal service line (in millions):

	Years ended December 31
	2019	2018	2017
Commercial Risk Solutions	$4,673	$4,652	$4,169
Reinsurance Solutions	1,686	1,563	1,429
Retirement Solutions	1,817	1,865	1,755
Health Solutions	1,667	1,596	1,515
Data & Analytic Services	1,184	1,105	1,140
Elimination	(14)	(11)	(10)
Total revenue	$11,013	$10,770	$9,998

Consolidated revenue from contracts with customers by geographic area, which is attributed on the basis of where the services are performed, is as follows (in millions):

	Years ended December 31
	2019	2018	2017
United States	$5,016	$4,677	$4,425
Americas other than United States	919	940	976
United Kingdom	1,502	1,555	1,436
Europe, Middle East, & Africa other than United Kingdom	2,338	2,413	2,025
Asia Pacific	1,238	1,185	1,136
Total revenue	$11,013	$10,770	$9,998

Capitalized Contract Cost
Changes in the net carrying amount of costs to obtain contracts with customers are as follows (in millions):

	2019	2018
Balance at beginning of period	$156	$145
Additions	58	53
Amortization	(44)	(41)
Impairment	—	—
Foreign currency translation and other	1	(1)
Balance at end of period	$171	$156

Changes in the net carrying amount of costs to fulfill contracts with customers are as follows (in millions):

	2019	2018
Balance at beginning of period	$329	$298
Additions	1,453	1,504
Amortization	(1,447)	(1,465)
Impairment	—	—
Foreign currency translation and other	—	(8)
Balance at end of period	$335	$329